JPMorgan SmartRetirement Blend 2060 Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan SmartRetirement Blend 2060 Fund	Jun. 30, 2026 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 94
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	593
Expense Example, with Redemption, 10 Years	1,335
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	463
Expense Example, with Redemption, 10 Years	1,054
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	174
Expense Example, with Redemption, 5 Years	317
Expense Example, with Redemption, 10 Years	733
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	239
Expense Example, with Redemption, 10 Years	561
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	17
Expense Example, with Redemption, 3 Years	94
Expense Example, with Redemption, 5 Years	178
Expense Example, with Redemption, 10 Years	$ 425